BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of Detailed Information About Business Combinations
The following table summarizes the impact of business combinations during the year ended December 31, 2025:

(US$ Millions)	European Hostels(1)	Other(2)	Total
Date of Acquisition	7/31/2025	Various
Investment properties	$—	$361	$361
Property, plant and equipment	782	190	972
Goodwill	183	—	183
Intangible assets(3)	82	1	83
Accounts receivable and other	15	4	19
Cash and cash equivalents	21	7	28
Total assets	1,083	563	1,646
Less:
Debt obligations	(502)	—	(502)
Accounts payable and other	(84)	(15)	(99)
Deferred tax liabilities	(121)	(2)	(123)
Non-controlling interests	—	(4)	(4)
Net assets acquired	$376	$542	$918
Consideration(4)	376	542	918
Transaction costs	$(21)	$(10)	$(31)
(1)The valuation of property, plant and equipment, debt obligations, goodwill and intangible assets is still under evaluation by the partnership. Accordingly, this business combination has been accounted for on a provisional basis.
(2)The valuation of the investment property and certain liabilities is still under evaluation by the partnership. Accordingly, these business combinations have been accounted for on a provisional basis.
(3)See Note 10, Intangible Assets for more information on European Hostels.
(4)Includes consideration paid with funds received from issuance of non-controlling interests to certain institutional investors in Brookfield-sponsored real estate funds.